Segment Information (Details 4) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Segment Reporting Information
Net revenue	$ 51,463	$ 56,651	$ 55,273
Operating segments
Segment Reporting Information
Net revenue	52,772	57,894	56,323
Intersegment net revenue eliminations and other
Segment Reporting Information
Net revenue	(1,309)	(1,243)	(1,050)
Corporate Investments
Segment Reporting Information
Net revenue	20	296	16
Corporate Investments | Operating segments
Segment Reporting Information
Net revenue	20	296	16
Personal Systems and Printing Group | Personal Systems
Segment Reporting Information
Net revenue	31,520	34,387	32,179
Personal Systems and Printing Group | Personal Systems | Operating segments
Segment Reporting Information
Net revenue	31,520	34,387	32,179
Personal Systems and Printing Group | Personal Systems | Operating segments | Notebooks
Segment Reporting Information
Net revenue	17,271	17,540	16,029
Personal Systems and Printing Group | Personal Systems | Operating segments | Desktops
Segment Reporting Information
Net revenue	10,941	13,197	12,844
Personal Systems and Printing Group | Personal Systems | Operating segments | Workstations
Segment Reporting Information
Net revenue	2,018	2,218	2,147
Personal Systems and Printing Group | Personal Systems | Operating segments | Other
Segment Reporting Information
Net revenue	1,290	1,432	1,159
Personal Systems and Printing Group | Printing
Segment Reporting Information
Net revenue	21,232	23,211	24,128
Personal Systems and Printing Group | Printing | Operating segments
Segment Reporting Information
Net revenue	21,232	23,211	24,128
Personal Systems and Printing Group | Printing | Operating segments | Supplies
Segment Reporting Information
Net revenue	13,979	14,917	15,716
Personal Systems and Printing Group | Printing | Operating segments | Commercial Hardware
Segment Reporting Information
Net revenue	5,466	6,035	6,021
Personal Systems and Printing Group | Printing | Operating segments | Consumer Hardware
Segment Reporting Information
Net revenue	$ 1,787	$ 2,259	$ 2,391